Income Tax - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ (16.6)	$ (60.4)	$ (251.0)
Valuation Allowance, Deferred Tax Asset, Explanation of Change	$ (359.0)	387.6
Unrecognized tax benefits that would impact effective tax rate		231.3	228.0	221.6
Indemnification assets that would offset any future unrecognized tax benefit recognized		8.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		4.5	$ 2.4	$ (1.2)
Unrecognized Tax Benefits, Period Increase (Decrease)		(70.1)
Uncertain tax positions change in the next twelve months		(110.0)
Federal Tax [Member]
Net operating loss carry forward		378.7
Credit carryforward		11.2
State Tax [Member]
Net operating loss carry forward		2,761.8
Credit carryforward		$ 57.2